Financial instruments - Schedule of Information about Terms of Financial Obligations and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Information About Terms Of Financial Obligations And Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 151,473	$ 135,777
Other payables	21
Customer deposits	349,766	366,735
Derivative liabilities	111,762	10,516	$ 24,824
Long-term debt	2,353,579	$ 2,380,829	$ 2,436,538
Liquidity Risk | On Demand
Schedule Of Information About Terms Of Financial Obligations And Liabilities [Line Items]
Accounts payable and accrued liabilities	101,169
Other payables	42,498
Customer deposits	349,766
Total	493,433
Liquidity Risk | Within One Year
Schedule Of Information About Terms Of Financial Obligations And Liabilities [Line Items]
Accounts payable and accrued liabilities	48,496
Other payables	216
Provisions	17,590
Short-term debt	150,026
Total	216,328
Liquidity Risk | Later Than One Year but Not Later Than 5 Years
Schedule Of Information About Terms Of Financial Obligations And Liabilities [Line Items]
Accounts payable and accrued liabilities	1,808
Derivative liabilities	111,762
Provisions	3,093
Long-term debt	2,752,467
Total	$ 2,869,130